KEY DEFINITIONS (Details) shares in Thousands, kr in Thousands		12 Months Ended
		Apr. 30, 2018 SEK (kr) shares	Apr. 30, 2017 SEK (kr) shares	Apr. 30, 2016 SEK (kr) shares	Apr. 30, 2015 SEK (kr)
Equity per share
Equity at the end of the period, TSEK		kr 345,036	kr 300,371	kr 326,053	kr 375,710
Number of shares at the end of the period, thousand | shares	[1]	176,406	128,620	109,353
Equity per share, SEK		1.96	2.33	2.98
Equity/Assets ratio
Equity at the end of the period, TSEK		kr 345,036	kr 300,371	kr 326,053	375,710
Total assets at the end of the period, TSEK		kr 568,075	kr 521,583	kr 515,579	514,569
Equity/Assets ratio		61.00%	58.00%	63.00%
Net liability, TSEK
Liabilities to credit institutions		kr 0	kr 0	kr 20,000
Convertible loans		52,841	66,307	25,549
Other borrowings		134,419	102,419	94,395
Total borrowings		187,260	168,726	139,944
Short-term investments		0	0	20,006
Cash and cash equivalents (NOTE 18)		15,580	28,001	26,208	26,837
Total cash and cash equivalents and short-term investments		15,580	28,001	46,214
Net liability, TSEK		171,680	140,724	93,730
Debt/equity ratio
Net liability		171,680	140,724	93,730
Equity, TSEK		kr 345,036	kr 300,371	kr 326,053	375,710
Debt/equity ratio		50.00%	47.00%	29.00%
Return on total assets
Operating income plus financial income, TSEK		kr (103,623)	kr (140,396)	kr (131,905)
Total assets at the beginning of the period, TSEK		568,075	521,583	515,579	514,569
Average balance sheet total, TSEK		kr 544,828	kr 518,581	kr 515,074
Return on total assets		(19.00%)	(27.00%)	(26.00%)
Return on equity
Income before taxes, TSEK		kr (118,013)	kr (160,243)	kr (141,539)
Equity, TSEK		345,036	300,371	326,053	kr 375,710
Average equity, TSEK		kr 322,706	kr 313,212	kr 350,882
Return on equity		(37.00%)	(51.00%)	(40.00%)

[1]	Recalculation of historical values has been made taking into account capitalization issue elements in the rights issue carried out in July 2017.